MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
                                Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS March 31, 1999

DEAR SHAREHOLDER:

The six-month period ended March 31, 1999, saw U.S. equity markets rally to record highs amid continued global economic uncertainty. During this period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) gained more than 27 percent, led by surging growth and technology stocks. Solid corporate earnings results, combined with low inflation, unemployment, and interest rates, bolstered investor confidence and helped the market rebound from its late-summer correction. The convertible market also bounced back during the period as underlying equities improved and investors clamored to buy attractive new technology issues.

PERFORMANCE

For the period under review, Morgan Stanley Dean Witter Convertible Securities Trust's Class B shares posted a total return of 9.68 percent, compared to 15.69 percent for the Goldman Sachs Convertible 100 Index and 13.70 percent for the Lipper Convertible Securities Funds Average. During the same period, the Fund's Class A, C and D shares returned 10.25 percent, 9.72 percent and 10.33 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The Fund's underperformance relative to its peer group and benchmark index was due primarily to its emphasis on small-capitalization issues, which continued to underperform the large-caps. The relative weakness of small-caps and ongoing liquidity problems continue to plague the small-cap convertible market.

On the positive side, narrowing credit spreads increased the attractiveness of lower-quality, higher-yielding issues, though spreads remain at historically wide levels. Also, the Fund's increasing involvement in higher-quality large-cap growth and technology issues provided it some participation in the large-cap equity rally that occurred during the period.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

INVESTMENT STRATEGY

The Fund uses a value-oriented, bottom-up approach to evaluate companies and their investment merits. The Fund's emphasis is on companies and industries with strong underlying fundamentals and solid long-term growth potential. We invest primarily in small- and medium-capitalization companies that issue convertible securities which we believe offer excellent participation in a rising equity market and downside protection in a declining one. The Fund has recently increased its exposure to large-cap convertibles to provide better credit stability and greater equity participation where the underlying equity fundamentals are attractive.

In an attempt to minimize volatility, the Fund generally concentrates on issues with shorter maturities while diversifying its assets across a wide range of industries. The Fund also searches for convertible securities with good risk/reward characteristics. These features include a relatively high yield to support the convertible if the underlying stock declines and a reasonable conversion premium to ensure participation in any appreciation of the underlying stock.

LOOKING AHEAD

We believe that the convertible market overall, and the small-cap convertible market in particular, will remain highly attractive from a risk/reward perspective. We expect that convertibles will perform well over the long run, offering potentially superior returns in modestly increasing, stable or declining equity markets, although they may lag equities during periods of strong stock market performance.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co., and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,
/S/ CHARLES A. FIUMEFREDDO                     /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE         VALUE
------------------------------------------------------------------------------------
            CONVERTIBLE BONDS (59.6%)
            Advertising (1.0%)
$  2,000    Doubleclick Inc. - 144A**............   4.75%   03/15/06    $  2,504,240
                                                                        ------------

            Aerospace (1.2%)
   4,000    Spacehab, Inc. - 144A**..............   8.00    10/15/07       3,120,000
                                                                        ------------

            Assisted Living Services (1.2%)
   2,000    Assisted Living Concepts,
             Inc. - 144A**.......................   5.625   05/01/03       1,140,000
   2,540    Emeritus Corp. - 144A**..............   6.25    01/01/06       1,749,425
                                                                        ------------
                                                                           2,889,425
                                                                        ------------
            Auto Parts: O.E.M. (2.6%)
   2,000    Magna International, Inc. (Canada) -
             144A**..............................   4.875   02/15/05       2,006,260
   5,750    MascoTech, Inc. .....................   4.50    12/15/03       4,485,000
                                                                        ------------
                                                                           6,491,260
                                                                        ------------
            Biotechnology (3.7%)
   2,500    Centocor Inc. .......................   4.75    02/15/05       2,435,250
   2,000    Chiron Corp. ........................   1.90    11/17/00       1,934,960
   8,500    Elan Finance Corp. - 144A**..........   0.00    12/14/18       4,867,950
                                                                        ------------
                                                                           9,238,160
                                                                        ------------
            Broadcasting (2.4%)
   5,000    Scandinavian Broadcasting System SA
             (Luxembourg)........................   7.00    12/01/04       6,124,100
                                                                        ------------

            Cable Television (3.0%)
   6,500    Tele-Communications International,
             Inc. ...............................   4.50    02/15/06       7,401,680
                                                                        ------------

            Catalog/Specialty Distribution (1.8%)
   3,500    Amazon.com Inc. - 144A**.............   4.75    02/01/09       4,398,135
                                                                        ------------

            Cellular Telephone (1.6%)
   8,770    U.S. Cellular Corp. .................   0.00    06/15/15       4,008,942
                                                                        ------------

            Clothing/Shoe/Accessory Stores (1.7%)
   3,200    Genesco Inc. ........................   5.50    04/15/05       2,430,176
   2,500    The Sports Authority, Inc. ..........   5.25    09/15/01       1,765,900
                                                                        ------------
                                                                           4,196,076
                                                                        ------------
            Computer Hardware (0.9%)
   4,000    Hewlett-Packard Co. .................   0.00    10/14/17       2,238,320
                                                                        ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE         VALUE
------------------------------------------------------------------------------------
            Computer Software (1.1%)
$  8,000    Citrix Systems, Inc. - 144A**........   0.00%   03/22/19    $  2,695,280
                                                                        ------------

            Consumer/Business Services (1.0%)
   2,000    Data Processing Resource.............   5.25    04/01/05       1,402,280
   1,500    Interim Services Inc. ...............   4.50    06/01/05       1,161,360
                                                                        ------------
                                                                           2,563,640
                                                                        ------------
            Contract Drilling (0.9%)
   9,000    Pride International, Inc. ...........   0.00    04/24/18       2,240,370
                                                                        ------------

            E.D.P. Peripherals (0.5%)
   1,500    Quantum Corp. .......................   7.00    08/01/04       1,359,375
                                                                        ------------

            E.D.P. Services (1.8%)
   3,000    May & Speh, Inc. ....................   5.25    04/01/03       4,462,650
                                                                        ------------

            Electronic Components (1.2%)
   6,000    Solectron Corp. - 144A**.............   0.00    01/27/19       2,952,840
                                                                        ------------

            Electronic Distributors (1.2%)
   1,500    Cellstar Corp. ......................   5.00    10/15/02       1,155,345
   4,000    Reptron Electronics, Inc. ...........   6.75    08/01/04       1,790,000
                                                                        ------------
                                                                           2,945,345
                                                                        ------------
            Electronic Production Equipment
             (1.7%)
   3,000    Cymer Inc. ..........................   3.50+   08/06/04       2,402,100
   2,500    Integrated Process Equipment
             Corp. ..............................   6.25    09/15/04       1,856,250
                                                                        ------------
                                                                           4,258,350
                                                                        ------------
            Engineering & Construction (1.4%)
   4,000    Emcor Group, Inc. ...................   5.75    04/01/05       3,423,720
                                                                        ------------

            Finance Companies (0.0%)
   1,000    Cityscape Financial Corp. (a)........   6.00    05/01/06           1,250
   1,000    Cityscape Financial Corp. (Eurobond)
             (a).................................   6.00    05/01/06           1,250
   2,500    Cityscape Financial Corp. - 144A**
             (a).................................   6.00    05/01/06           3,125
                                                                        ------------
                                                                               5,625
                                                                        ------------
            Food Chains (0.8%)
   6,000    Whole Foods Market Inc. .............   0.00    03/02/18       1,968,720
                                                                        ------------

            Home Building (0.8%)
   4,300    Lennar Corp. ........................   0.00    07/29/18       1,891,441
                                                                        ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE         VALUE
------------------------------------------------------------------------------------
            Hospital/Nursing Management (0.4%)
$  2,500    ARV Assisted Living, Inc. ...........   6.75%   04/01/06    $    950,000
                                                                        ------------

            Hotels/Resorts (0.5%)
   1,900    Sholodge, Inc. ......................   7.50    05/01/04       1,146,175
                                                                        ------------

            Internet Services (1.7%)
   4,000    At Home Corp. - 144A**...............   0.525   12/28/18       4,180,000
                                                                        ------------

            Major U.S. Telecommunications (3.2%)
   2,500    Bell Atlantic Financial
             Service - 144A** (exchangeable into
             Cable & Wireless Communications
             common stock).......................   4.25    09/15/05       2,729,375
   5,000    Bell Atlantic Financial
             Service - 144A** (exchangeable into
             Telecom Corporation of New Zealand
             common stock).......................   5.75    04/01/03       5,306,250
   1,750    SA Telecommunications, Inc. - 144A**
             (a).................................  10.00    08/15/06          52,500
                                                                        ------------
                                                                           8,088,125
                                                                        ------------
            Managed Health Care (1.9%)
   3,000    Concentra Managed Care, Inc. ........   4.50    03/15/03       2,818,290
   2,000    Greenery Rehabilitation Group,
             Inc. ...............................   8.75    04/01/15       2,005,000
                                                                        ------------
                                                                           4,823,290
                                                                        ------------
            Medical Equipment & Supplies (0.7%)
   2,635    ThermoTrex Corp. ....................   3.25    11/01/07       1,744,107
                                                                        ------------

            Medical/Nursing Services (3.1%)
   2,000    Continucare Corp. - 144A**...........   8.00    10/31/02         590,000
   3,500    Healthsouth Corp. ...................   3.25    04/01/03       2,849,210
   4,560    Quantum Health Resources, Inc. ......   4.75    10/01/00       4,334,827
                                                                        ------------
                                                                           7,774,037
                                                                        ------------
            Movies/Entertainment (0.7%)
   2,000    Sportsline USA, Inc. - 144A**........   5.00    04/01/06       1,837,500
                                                                        ------------

            Other Pharmaceuticals (0.5%)
   1,000    Sepracor Inc. - 144A**...............   7.00    12/15/05       1,160,390
                                                                        ------------

            Precision Instruments (0.5%)
   1,500    Thermo Instrument Systems, Inc. -
             144A**..............................   4.50    10/15/03       1,351,410
                                                                        ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE         VALUE
------------------------------------------------------------------------------------
            Real Estate Investment Trusts (3.1%)
$  2,290    Capstar Hotel Corp. .................   4.75%   10/15/04    $  1,719,103
   2,650    Centertrust Retail Properties (Series
             A)..................................   7.50    01/15/01       2,464,500
   4,000    Macerich Company (Eurobond)..........   7.25    12/15/02       3,640,000
                                                                        ------------
                                                                           7,823,603
                                                                        ------------
            Rental/Leasing Companies (1.0%)
   3,000    Financial Federal Corp. .............   4.50    05/01/05       2,602,620
                                                                        ------------

            Restaurants (0.7%)
   1,700    Hometown Buffet, Inc. ...............   7.00    12/01/02       1,704,896
                                                                        ------------

            Semiconductors (2.2%)
   2,000    Cirrus Logic, Inc. ..................   6.00    12/15/03       1,356,080
   1,000    Level One Communications, Inc. ......   4.00    09/01/04       1,961,130
   2,000    Micron Technology Inc. ..............   7.00    07/01/04       2,130,280
                                                                        ------------
                                                                           5,447,490
                                                                        ------------
            Shoe Manufacturing (2.7%)
   7,075    Nine West Group, Inc. ...............   5.50    07/15/03       6,650,500
                                                                        ------------

            Telecommunications (2.9%)
   3,000    Global Telesystems Group, Inc. ......   5.75    07/01/10       3,528,300
   2,500    NTL Inc. - 144A**....................   7.00    12/15/08       3,787,500
                                                                        ------------
                                                                           7,315,800
                                                                        ------------
            Telecommunications Equipment (0.3%)
     500    Comverse Technology Inc. ............   4.50    07/01/05         728,000
                                                                        ------------
            TOTAL CONVERTIBLE BONDS
            (Identified Cost $157,386,802)...........................    148,705,637
                                                                        ------------
NUMBER OF
 SHARES
--------
            CONVERTIBLE PREFERRED STOCKS (34.4%)
            Apparel (0.9%)
  65,800    Warnaco Group, Inc. $3.00................................      2,352,350
                                                                        ------------

            Auto Parts: O.E.M. (0.4%)
 120,000    BTI Capital Trust $3.25 - 144A**.........................      1,065,000
                                                                        ------------

            Biotechnology (0.7%)
  63,500    Gensia Sicor, Inc. $3.75.................................      1,643,062
                                                                        ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Broadcasting (2.6%)
  97,000    Sinclair Broadcasting Group, Inc. $3.00..................   $  3,958,813
 242,000    Triathlon Broadcasting Co. $0.945........................      2,541,000
                                                                        ------------
                                                                           6,499,813
                                                                        ------------
            Cable Television (4.5%)
  36,000    Comcast Corp. $2.766
             (exchangeable for cash based on value of AT&T Corp.
             common stock)...........................................      2,863,125
  32,400    EchoStar Communications Corp. (Series C) $3.375..........      5,410,800
  35,000    MediaOne Group, Inc. $3.633
             (exchangeable into AirTouch Communications, Inc. common
             stock)..................................................      2,896,250
                                                                        ------------
                                                                          11,170,175
                                                                        ------------
            Computer Software (2.0%)
  51,000    Microsoft Corp. (Series A) $2.197........................      5,017,125
                                                                        ------------

            Electronic Distributors (0.7%)
  50,000    Pioneer Standard Electronics, Inc. $3.375................      1,800,000
                                                                        ------------

            Home Building (1.2%)
  50,000    Fleetwood Capital Trust $3.00............................      2,148,450
 100,000    Kaufman & Broad Home Corp. $0.825........................        800,000
                                                                        ------------
                                                                           2,948,450
                                                                        ------------
            Home Furnishings (0.9%)
  40,800    Newell Financial Trust I $2.625..........................      2,307,974
                                                                        ------------

            Integrated Oil Companies (0.9%)
  40,000    Unocal Corp. $3.125......................................      2,175,000
                                                                        ------------

            International Banks (1.4%)
 110,000    National Australia Bank, Ltd. $1.969 (Australia)
             (Units) ++..............................................      3,444,375
                                                                        ------------

            Investment Bankers/Brokers/Services (3.4%)
  50,000    Merrill Lynch & Co., Inc. $2.39
             (exchangeable into IMC Global, Inc. common stock).......      1,125,000
 100,000    Merrill Lynch & Co., Inc. $4.087
             (exchangeable into SunAmerica, Inc. common stock).......      7,400,000
                                                                        ------------
                                                                           8,525,000
                                                                        ------------
            Major Chemicals (1.4%)
  75,000    Monsanto Co. $2.60.......................................      3,487,500
                                                                        ------------

            Medical/Dental Distributors (0.9%)
  60,000    Owens & Minor Trust I (Series A) $2.688..................      2,160,000
                                                                        ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Military/Gov't/Technical (1.3%)
  73,400    Loral Space & Communications Ltd. (Series C) $3.00
             (Bermuda)...............................................   $  3,312,175
                                                                        ------------

            Movies/Entertainment (1.2%)
 111,000    Metromedia International Group, Inc. $3.625..............      2,969,250
                                                                        ------------

            Newspapers (0.9%)
  80,000    Tribune Co. $1.746 (exchangeable into The Learning
             Company, Inc. common stock).............................      2,200,000
                                                                        ------------

            Oil/Gas Transmission (0.8%)
  40,000    El Paso Energy Capital Trust I $2.375....................      1,925,000
                                                                        ------------

            Other Consumer Services (0.9%)
  80,000    Cendant Corp. $3.75......................................      2,305,000
                                                                        ------------

            Other Telecommunications (1.9%)
  30,000    NEXTLINK Communications, Inc. $3.25......................      2,095,320
  60,000    Winstar Communications, Inc. (Series D) $3.50............      2,692,500
                                                                        ------------
                                                                           4,787,820
                                                                        ------------
            Railroads (1.4%)
  10,000    Union Pacific Capital Trust $3.125.......................        507,660
  60,000    Union Pacific Capital Trust $3.125 - 144A**..............      3,045,960
                                                                        ------------
                                                                           3,553,620
                                                                        ------------
            Real Estate Investment Trusts (2.8%)
  80,000    Equity Office Properties Trust (Series B)
             $2.625 - 144A**.........................................      3,135,040
  98,940    FelCor Lodging Trust, Inc. (Series A) $1.95..............      2,090,108
  85,000    Reckson Associates Reality Corp. (Series A) $1.906.......      1,731,875
                                                                        ------------
                                                                           6,957,023
                                                                        ------------
            Rental/Leasing Companies (1.3%)
  70,000    United Rentals Trust I $3.25 - 144A**....................      3,117,170
                                                                        ------------

            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Identified Cost $91,505,461)............................     85,722,882
                                                                        ------------

            COMMON STOCKS (2.0%)
            Apparel (1.4%)
 170,000    Tropical Sportswear International, Corp.*................      3,400,000
                                                                        ------------

            Casino/Gambling (0.2%)
 144,285    Alliance Gaming Corp.*...................................        613,211
                                                                        ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Newspapers (0.4%)
  70,000    Hollinger International, Inc. (Class A)..................   $    949,375
                                                                        ------------
            TOTAL COMMON STOCKS
            (Identified Cost $4,636,290).............................      4,962,586
                                                                        ------------
PRINICIPAL
AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE
--------                                           ------   --------
            SHORT-TERM INVESTMENTS (3.4%)
            U.S. GOVERNMENT AGENCY (b) (0.8%)
$  2,000    Federal Farm Credit Bank (Amortized
             Cost $1,998,404)....................   4.79%   04/07/99       1,998,404
                                                                        ------------

            REPURCHASE AGREEMENT (2.6%)
   6,456    The Bank of New York (dated 03/31/99;
             proceeds $6,457,215) (c) (Identified
             Cost $6,456,340)....................   4.875   04/01/99       6,456,340
                                                                        ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost $8,454,744).............................      8,454,744
                                                                        ------------

            TOTAL INVESTMENTS
            (Identified Cost $261,983,297) (d)..............    99.4%    247,845,849

            OTHER ASSETS IN EXCESS OF LIABILITIES.............   0.6       1,547,118
                                                               -----    ------------

            NET ASSETS.......................................  100.0%   $249,392,967
                                                               =====    ============

---------------------

 *  Non-income producing security.
**  Resale is restricted to qualified institutional investors.
 + Variable rate security; rate shown is the rate in effect at March 31, 1999.
++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a) Non-income producing security; bond in default.
(b) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c) Collateralized by $5,129,023 U.S. Treasury Bond 8.00% due
    11/15/21 valued at $6,585,467.
(d) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $23,432,306 and the aggregate gross unrealized depreciation is $37,569,754, resulting in net unrealized depreciation of $14,137,448.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value (identified cost
 $261,983,297)..............................................  $ 247,845,849
Receivable for:
    Interest................................................      2,249,276
    Dividends...............................................         86,385
    Shares of beneficial interest sold......................         78,999
Prepaid expenses and other assets...........................         69,405
                                                              -------------
    TOTAL ASSETS............................................    250,329,914
                                                              -------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............        352,886
    Plan of distribution fee................................        226,032
    Investment management fee...............................        137,083
    Dividends and distributions to shareholders.............        110,384
Accrued expenses and other payables.........................        110,562
                                                              -------------
    TOTAL LIABILITIES.......................................        936,947
                                                              -------------
    NET ASSETS..............................................  $ 249,392,967
                                                              =============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $ 381,945,040
Net unrealized depreciation.................................    (14,137,448)
Accumulated undistributed net investment income.............      6,403,089
Accumulated net realized loss...............................   (124,817,714)
                                                              -------------
    NET ASSETS..............................................  $ 249,392,967
                                                              =============
CLASS A SHARES:
Net Assets..................................................     $1,044,810
Shares Outstanding (unlimited authorized, $.01 par value)...         78,860
    NET ASSET VALUE PER SHARE...............................         $13.25
                                                              =============
    MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value).........         $13.98
                                                              =============
CLASS B SHARES:
Net Assets..................................................  $ 245,595,235
Shares Outstanding (unlimited authorized, $.01 par value)...     18,531,028
    NET ASSET VALUE PER SHARE...............................         $13.25
                                                              =============
CLASS C SHARES:
Net Assets..................................................     $2,731,724
Shares Outstanding (unlimited authorized, $.01 par value)...        206,603
    NET ASSET VALUE PER SHARE...............................         $13.22
                                                              =============
CLASS D SHARES:
Net Assets..................................................        $21,198
Shares Outstanding (unlimited authorized, $.01 par value)...          1,600
    NET ASSET VALUE PER SHARE...............................         $13.25
                                                              =============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

STATEMENT OF OPERATIONS
For the six months ended March 31, 1999 (unaudited)
NET INVESTMENT INCOME:
INCOME
Interest....................................................  $ 5,622,507
Dividends...................................................    3,630,965
                                                              -----------

    TOTAL INCOME............................................    9,253,472
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................          802
Plan of distribution fee (Class B shares)...................    1,287,963
Plan of distribution fee (Class C shares)...................       14,034
Investment management fee...................................      791,805
Transfer agent fees and expenses............................      202,246
Shareholder reports and notices.............................       42,342
Registration fees...........................................       35,502
Professional fees...........................................       31,942
Custodian fees..............................................       12,716
Trustees' fees and expenses.................................        9,565
Other.......................................................        5,575
                                                              -----------

    TOTAL EXPENSES..........................................    2,434,492
                                                              -----------

    NET INVESTMENT INCOME...................................    6,818,980
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................  (14,589,010)
Net change in unrealized depreciation.......................   32,363,028
                                                              -----------

    NET GAIN................................................   17,774,018
                                                              -----------

NET INCREASE................................................  $24,592,998
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE SIX
                                                     MONTHS ENDED      FOR THE YEAR
                                                      MARCH 31,            ENDED
                                                         1999       SEPTEMBER 30, 1998
---------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................  $ 6,818,980       $ 14,325,883
Net realized gain (loss)...........................  (14,589,010)         7,466,716
Net change in unrealized appreciation/depreciation.   32,363,028        (67,299,872)
                                                     ------------      ------------

    NET INCREASE (DECREASE)........................   24,592,998        (45,507,273)
                                                     ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Class A shares.....................................      (35,563)           (35,198)
Class B shares.....................................   (7,637,289)       (12,386,068)
Class C shares.....................................      (85,756)           (89,566)
Class D shares.....................................      (64,137)          (116,323)
                                                     ------------      ------------

    TOTAL DIVIDENDS................................   (7,822,745)       (12,627,155)
                                                     ------------      ------------

Net increase (decrease) from transactions in shares
 of beneficial interest............................  (35,869,359)         9,302,728
                                                     ------------      ------------

    NET DECREASE...................................  (19,099,106)       (48,831,700)

NET ASSETS:
Beginning of period................................  268,492,073        317,323,773
                                                     ------------      ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $6,403,089 and $7,406,854, respectively)....  $249,392,967      $268,492,073
                                                     ============      ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $81,956,908 at March 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $101, $174,975 and $602 respectively and received $5,096 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999 aggregated $88,162,031 and $111,819,121, respectively.

For the six months ended March 31, 1999, the Fund incurred brokerage commissions of $3,807 with DWR for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $9,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,072. At March 31, 1999, the Fund had an accrued pension liability of $52,131 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At September 30, 1998, the Fund had a net capital loss carryover of approximately $108,866,000 of which $46,135,000 will be available through September 30, 1999 and $62,731,000 will be available through September 30, 2000 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,307,000 during fiscal 1998.

As of September 30, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses.

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                FOR THE YEAR
                                                                    MONTHS ENDED                    ENDED
                                                                   MARCH 31, 1999            SEPTEMBER 30, 1998
                                                              -------------------------   -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
CLASS A SHARES
Sold........................................................     143,138   $  1,886,665       92,001   $  1,349,947
Reinvestment of dividends...................................       2,182         28,132        2,116         29,640
Redeemed....................................................    (143,816)    (1,907,474)     (20,090)      (277,904)
                                                              ----------   ------------   ----------   ------------
Net increase - Class A......................................       1,504          7,323       74,027      1,101,683
                                                              ----------   ------------   ----------   ------------
CLASS B SHARES
Sold........................................................     935,029     12,165,842    4,637,313     68,850,146
Reinvestment of dividends...................................     472,642      6,095,724      701,336      9,971,800
Redeemed....................................................  (4,029,795)   (52,490,181)  (5,189,588)   (75,033,986)
                                                              ----------   ------------   ----------   ------------
Net increase (decrease) - Class B...........................  (2,622,124)   (34,228,615)     149,061      3,787,960
                                                              ----------   ------------   ----------   ------------
CLASS C SHARES
Sold........................................................      69,240        879,830      213,545      3,143,678
Reinvestment of dividends...................................       5,074         65,283        4,574         64,248
Redeemed....................................................     (60,032)      (773,144)     (66,982)      (917,694)
                                                              ----------   ------------   ----------   ------------
Net increase - Class C......................................      14,282        171,969      151,137      2,290,232
                                                              ----------   ------------   ----------   ------------
CLASS D SHARES
Sold........................................................      88,216      1,145,065      201,768      2,963,943
Reinvestment of dividends...................................          56            730          103          1,480
Redeemed....................................................    (222,993)    (2,965,831)     (66,930)      (842,570)
                                                              ----------   ------------   ----------   ------------
Net increase (decrease) - Class D...........................    (134,721)    (1,820,036)     134,941      2,122,853
                                                              ----------   ------------   ----------   ------------
Net increase (decrease) in Fund.............................  (2,741,059)  $(35,869,359)     509,166   $  9,302,728
                                                              ==========   ============   ==========   ============

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                   MONTHS ENDED          --------------------------------------------------------
                                                 MARCH 31, 1999++         1998++     1997*++       1996        1995        1994
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)

CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period...........       $12.45              $15.07      $12.72      $11.67      $10.75      $10.62
                                                      ------              ------      ------      ------      ------      ------
Income (loss) from investment operations:
 Net investment income.........................         0.33                0.65        0.60        0.55        0.60        0.42
 Net realized and unrealized gain (loss).......         0.86               (2.70)       2.31        1.12        0.82        0.11
                                                      ------              ------      ------      ------      ------      ------
Total income (loss) from investment
 operations....................................         1.19               (2.05)       2.91        1.67        1.42        0.53
                                                      ------              ------      ------      ------      ------      ------
Less dividends from net investment income......        (0.39)              (0.57)      (0.56)      (0.62)      (0.50)      (0.40)
                                                      ------              ------      ------      ------      ------      ------
Net asset value, end of period.................       $13.25              $12.45      $15.07      $12.72      $11.67      $10.75
                                                      ======              ======      ======      ======      ======      ======

TOTAL RETURN+..................................         9.68%(1)          (14.01)%     23.38%      14.70%      13.68%       5.02%

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................         1.86%(2)(3)         1.81%(3)    1.84%       1.89%       1.96%       1.93%
Net investment income..........................         5.15%(2)(3)         4.40%(3)    4.45%       4.78%       5.24%       3.68%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.........         $246                $263        $317        $234        $185        $190
Portfolio turnover rate........................           36%(1)              95%        182%        171%        138%        184%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

 ++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

                                                                                                        FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR         JULY 28, 1997*
                                                               MONTHS ENDED           ENDED                THROUGH
                                                              MARCH 31, 1999    SEPTEMBER 30, 1998    SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................       $12.45             $15.07                $14.31
                                                                   ------             ------                ------
Income (loss) from investment operations:
 Net investment income......................................         0.39               0.75                  0.13
 Net realized and unrealized gain (loss)....................         0.86              (2.68)                 0.78
                                                                   ------             ------                ------
Total income (loss) from investment operations..............         1.25              (1.93)                 0.91
                                                                   ------             ------                ------
Less dividends from net investment income...................        (0.45)             (0.69)                (0.15)
                                                                   ------             ------                ------
Net asset value, end of period..............................       $13.25             $12.45                $15.07
                                                                   ======             ======                ======
TOTAL RETURN+...............................................        10.25%(1)         (13.38)%                6.40%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.01%(2)(3)        1.05%(3)              1.15%(2)
Net investment income.......................................         6.00%(2)(3)        5.16%(3)              5.03%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,045               $963                   $50
Portfolio turnover rate.....................................           36%(1)             95%                  182%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................       $12.43             $15.06                $14.31
                                                                   ------             ------                ------
Income (loss) from investment operations:
 Net investment income......................................         0.33               0.64                  0.12
 Net realized and unrealized gain (loss)....................         0.85              (2.68)                 0.77
                                                                   ------             ------                ------
Total income (loss) from investment operations..............         1.18              (2.04)                 0.89
                                                                   ------             ------                ------
Less dividends from net investment income...................        (0.39)             (0.59)                (0.14)
                                                                   ------             ------                ------
Net asset value, end of period..............................       $13.22             $12.43                $15.06
                                                                   ======             ======                ======
TOTAL RETURN+...............................................         9.72%(1)         (14.07)%                6.26%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.86%(2)(3)        1.81%(3)              1.92%(2)
Net investment income.......................................         5.15%(2)(3)        4.40%(3)              4.52%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $2,732             $2,390                  $620
Portfolio turnover rate.....................................           36%(1)             95%                  182%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST

                                                                                                        FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR         JULY 28, 1997*
                                                               MONTHS ENDED           ENDED                THROUGH
                                                              MARCH 31, 1999    SEPTEMBER 30, 1998    SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS D SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................       $12.44             $15.08                $14.31
                                                                   ------             ------                ------
Income (loss) from investment operations:
 Net investment income......................................         0.40               0.79                  0.13
 Net realized and unrealized gain (loss)....................         0.87              (2.71)                 0.80
                                                                   ------             ------                ------
Total income (loss) from investment operations..............         1.27              (1.92)                 0.93
                                                                   ------             ------                ------
Less dividends from net investment income...................        (0.46)             (0.72)                (0.16)
                                                                   ------             ------                ------
Net asset value, end of period..............................       $13.25             $12.44                $15.08
                                                                   ======             ======                ======
TOTAL RETURN+...............................................        10.33%(1)         (13.19)%                6.42%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.86%(2)(3)        0.81%(3)              0.89%(2)
Net investment income.......................................         6.15%(2)(3)        5.40%(3)              4.94%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $21             $1,696                   $21
Portfolio turnover rate.....................................           36%(1)             95%                  182%

---------------------
 *  The date shares were first issued.

 ++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

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TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Ellen Gold
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

MORGAN STANLEY
DEAN WITTER
CONVERTIBLE
SECURITIES TRUST

[MORGAN STANLEY/DEAN WITTER GRAPHIC]


SEMIANNUAL REPORT
MARCH 31, 1999